Cover Page	Dec. 10, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001227636
Document Type	8-K/A
Document Period End Date	Dec. 10, 2024
Entity Registrant Name	NEURONETICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38546
Entity Tax Identification Number	33-1051425
Entity Address, Address Line One	3222 Phoenixville Pike
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	610
Local Phone Number	640-4202
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	STIM
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed in the Current Reports on Form 8-K filed by Neuronetics, Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”), the Company entered into an arrangement agreement on August 11, 2024 with Greenbrook TMS Inc. (“Greenbrook”), pursuant to which the Company agreed to acquire all of the issued and outstanding common shares of Greenbrook pursuant to a plan of arrangement under the Business Corporations Act (Ontario) (the “Arrangement”). The Arrangement was effective as of December 9, 2024. This Amendment No. 1 on Form 8-K/A is being filed to amend Item 9.01(a) and (b) of the Current Report on Form 8-K that the Company filed with the SEC on December 10, 2024, regarding the completion of its acquisition of Greenbrook to include the historical financial statements of Greenbrook required by Item 9.01(a) of Form 8-K and the pro forma financial information required by Item 9.01(b) of Form 8-K.